Principal Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2014
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of estimated useful lives of property and equipment

Estimated Useful Lives of the Assets
Leasehold improvements	Shorter of the remaining lease period or the estimated useful lives
Electronic equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	5 years

Schedule of original estimated useful lives of intangible assets

Estimated Useful Lives of the Assets
Computer software	3 years
Acquired Internet Content Provider License	10 years
Trademarks	10 years
Customer relationship	2.2 years
Brand name	Indefinite